Consolidated subsidiaries	12 Months Ended
Dec. 31, 2022
Consolidated subsidiaries
Consolidated subsidiaries
5.	Consolidated subsidiaries

The consolidated IFRS financial statements include the assets, liabilities and financial results of the Company and its subsidiaries. The subsidiaries are listed below:

		Ownership interest
		As of	As of
		December 31,	December 31,
Subsidiary	Main activity	2021	2022
JSC QIWI (Russia)	Operation of electronic payment kiosks	100%	100%
QIWI Bank JSC (Russia)	Maintenance of electronic payment systems, money transfers and Bank operations	100%	100%
QIWI Payments Services Provider Ltd (UAE)	Operation of on-line payments	100%	100%
QIWI International Payment System LLC (USA)	Operation of electronic payment kiosks	100%	100%
Qiwi Kazakhstan LP (Kazakhstan)	Operation of electronic payment kiosks	100%	100%
JLLC OSMP BEL (Belarus)	Operation of electronic payment kiosks	51%	51%
QIWI-M S.R.L. (Moldova)	Operation of electronic payment kiosks	51%	51%
QIWI Technologies LLC (Russia)	Software development	100%	80%
ROWI Factoring Plus LLC (Russia)	Factoring services to SME	51%	51%
ContactPay Solution (United Kingdom)	Operation of on-line payments	100%	100%
Rocket Universe LLC (Russia)	Software development	100%	100%
Billing Online Solutions LLC (Russia)	Software development	100%	100%
Flocktory Ltd (Cyprus)	Holding company	100%	100%
Flocktory Spain S.L. (Spain)	SaaS platform for customer lifecycle management and personalization	100%	100%
FreeAtLast LLC (Russia)	SaaS platform for customer lifecycle management and personalization	100%	100%
SETTE FZ-LLC (UAE)	Payment Services Provider	100%	100%
LALIRA DMCC (UAE)	Payment Services Provider	100%	100%
MFC Polet Finance LLC(Russia)	Retail financial services	100%	100%
QIWI Finance LLC (Russia)	Financing management	100%	100%
ROWI Tech LLC (Russia)	Software development	51%	51%
QIWI Platform LLC (Russia)[1]	Software development	100%	—
Flocktory LLC (Russia)[2]	Research and development	—	100%
Qiwi Lab LLC (Russia)[2]	Software development	—	100%
QIWI Payments LLC (Russia)[2]	Software development	—	80%
IntellectMoney LLC (Russia)[3]	Software development	—	100%
Managing Company "RealWeb" Ltd (Russia) (Note 6)	Management services	—	100%
IA RealWeb Ltd (Russia) (Note 6)	Digital marketing	—	75%
Sfera LLC (Russia) (Note 6)	Digital marketing	—	83%
Centra Ltd (Russia) (Note 6)	Software development	—	100%
Fusion Tech Ltd (Russia) (Note 6)	Digital marketing	—	100%
De Vision Ltd (Russia) (Note 6)	Software development	—	75%
Vailmobail LLC (Russia) (Note 6)	Digital marketing	—	75%
Konversiya LLC (Russia) (Note 6)	Recruitment services	—	75%
IA REAL WEB CJSC (Armenia) (Note 6)	Digital marketing	—	75%
RW Consulting (Latvia) (Note 6)	Digital marketing	—	83%
RealWeb (Latvia) (Note 6)	Digital marketing	—	83%
IT LAB AND PAYMENTS FE LLC [2] (Uzbekistan)	Software development	—	100%
Associate
Advanced Digital Applications Holding Ltd (BVI) (Note 6)	Operation of on-line payments	—	9.91%
[1]	The Entity was liquidated during 2022
[2]	The Entities were established during 2022
[3]

The Entity was acquired during 2022 for 90. The Group determined the fair value of Entity’s software, trademark and client base as 80, and recognized them as intangible assets as at the acquisition date.